Schedule of Committed Credit Facilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Bank Overdraft | Minimum
Line of Credit Facility [Line Items]
Credit and finance leases facilities bearing interest	4.50%
Bank Overdraft | Maximum
Line of Credit Facility [Line Items]
Credit and finance leases facilities bearing interest	5.69%
Revolving Credit Facility Maturing 2016 | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread over variable rate	2.25%
Increase (decrease) in basis spread on variable rate	0.75%